Other assets - Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Assets [Abstract]
Accounts receivable	$ 6,567	$ 4,924
Corporate/bank-owned life insurance	5,480	5,417
Software	2,430	2,260
Prepaid pension assets	1,818	1,651
Fails to deliver	1,514	2,569
Qualified affordable housing project investments	1,213	1,298
Renewable energy investments	1,049	871
Equity method investments	873	803
Other equity investments	741	695
Prepaid expense	737	764
Cash collateral receivable on derivative transactions	621	1,014
Assets of consolidated investment management funds	526	209
Federal Reserve Bank stock	480	478
Income taxes receivable	270	481
Fair value of hedging derivatives	236	319
Seed capital	232	218
Other	1,198	1,884
Total other assets	25,985	25,855
Federal Home Loan Bank stock, at cost	$ 7	$ 6